Small Company Growth Portfolio

Schedule of Investments (unaudited)
As of March 31, 2019

		Shares	Market Value ($000)

Common Stocks (95.3%)1
Communication Services (2.7%)
	Cinemark Holdings Inc.	333,885	13,352
	National CineMedia Inc.	1,084,388	7,645
*	Boingo Wireless Inc.	226,688	5,277
	World Wrestling Entertainment Inc. Class A	60,291	5,232
^	Match Group Inc.	90,882	5,145
*	Glu Mobile Inc.	428,694	4,690
*	TripAdvisor Inc.	66,699	3,432
*	TechTarget Inc.	164,496	2,676
*	Liberty TripAdvisor Holdings Inc. Class A	121,762	1,728
	New York Times Co. Class A	50,139	1,647
*	Tribune Publishing Co.	123,706	1,458
	Sirius XM Holdings Inc.	211,792	1,201
*	Yelp Inc. Class A	17,158	592
	Cogent Communications Holdings Inc.	10,171	552
	Shenandoah Telecommunications Co.	11,271	500
*	QuinStreet Inc.	33,019	442
			55,569
Consumer Discretionary (15.9%)
*	Skechers U.S.A. Inc. Class A	1,008,674	33,902
*	Grand Canyon Education Inc.	262,894	30,104
	Hanesbrands Inc.	1,297,312	23,196
*	Sally Beauty Holdings Inc.	1,120,159	20,622
	Shutterstock Inc.	351,955	16,412
	Polaris Industries Inc.	182,867	15,439
*	frontdoor Inc.	394,254	13,570
	Carter's Inc.	129,163	13,018
*	Deckers Outdoor Corp.	61,078	8,978
*	Planet Fitness Inc. Class A	128,698	8,844
	Wolverine World Wide Inc.	222,430	7,947
	PulteGroup Inc.	282,117	7,888
*	Under Armour Inc. Class C	397,887	7,508
*	Etsy Inc.	106,517	7,160
*	ServiceMaster Global Holdings Inc.	152,556	7,124
*	Crocs Inc.	268,578	6,916
	Churchill Downs Inc.	73,604	6,644
	Bloomin' Brands Inc.	302,228	6,181
	Brinker International Inc.	136,882	6,075
	Domino's Pizza Inc.	20,825	5,375
	H&R Block Inc.	220,376	5,276
	BJ's Restaurants Inc.	108,986	5,153
	American Eagle Outfitters Inc.	211,071	4,679
*	Urban Outfitters Inc.	156,499	4,639
*	Boot Barn Holdings Inc.	139,526	4,108
*,^ RH		36,314	3,739
	Dine Brands Global Inc.	36,060	3,292
*	SeaWorld Entertainment Inc.	117,461	3,026
	Core-Mark Holding Co. Inc.	81,365	3,021
*	Burlington Stores Inc.	18,983	2,974

*	Five Below Inc.	21,452	2,665
	Lear Corp.	19,297	2,619
*,^	YETI Holdings Inc.	81,239	2,457
*	Visteon Corp.	36,255	2,442
	Movado Group Inc.	64,294	2,339
	Tailored Brands Inc.	291,975	2,289
*	Weight Watchers International Inc.	109,649	2,209
*	Denny's Corp.	110,868	2,034
*	Shake Shack Inc. Class A	30,938	1,830
*	Stoneridge Inc.	61,905	1,787
	Ruth's Hospitality Group Inc.	68,202	1,745
*	Zumiez Inc.	68,938	1,716
*	NVR Inc.	584	1,616
	Nordstrom Inc.	35,526	1,577
*	Chegg Inc.	38,928	1,484
*,^	Fossil Group Inc.	101,874	1,398
*	Penn National Gaming Inc.	66,973	1,346
	Wendy's Co.	68,364	1,223
	Gentex Corp.	56,630	1,171
*	MarineMax Inc.	49,853	955
	Tilly's Inc. Class A	72,071	802
*	Conn's Inc.	33,989	777
*	America's Car-Mart Inc.	7,490	684
*	Career Education Corp.	40,049	662
*	Malibu Boats Inc. Class A	15,877	628
*	ZAGG Inc.	62,372	566
			333,831
Consumer Staples (1.0%)
	Medifast Inc.	30,781	3,926
	Cal-Maine Foods Inc.	81,411	3,633
*	BJ's Wholesale Club Holdings Inc.	111,401	3,052
*	Boston Beer Co. Inc. Class A	10,169	2,997
*	Post Holdings Inc.	17,261	1,888
*	Herbalife Nutrition Ltd.	27,668	1,466
*	USANA Health Sciences Inc.	17,131	1,437
^	B&G Foods Inc.	44,588	1,089
*	Chefs' Warehouse Inc.	26,462	822
	Calavo Growers Inc.	8,750	734
			21,044
Energy (0.8%)
*	W&T Offshore Inc.	501,672	3,462
*	ProPetro Holding Corp.	97,076	2,188
*	RigNet Inc.	221,753	2,167
*	CONSOL Energy Inc.	57,307	1,961
*	Denbury Resources Inc.	940,538	1,928
*	Renewable Energy Group Inc.	76,057	1,670
*	Carrizo Oil & Gas Inc.	120,485	1,502
	Delek US Holdings Inc.	19,555	712
	Mammoth Energy Services Inc.	33,339	555
			16,145
Financials (4.6%)
	LPL Financial Holdings Inc.	358,723	24,985
	WisdomTree Investments Inc.	1,230,780	8,689
	Primerica Inc.	60,148	7,347
	FirstCash Inc.	64,384	5,569
	Bank of NT Butterfield & Son Ltd.	120,754	4,333

	OneMain Holdings Inc.	134,148	4,259
*	SVB Financial Group	18,685	4,155
	Universal Insurance Holdings Inc.	113,834	3,529
	Bank OZK	120,268	3,485
	Greenhill & Co. Inc.	158,901	3,418
	Voya Financial Inc.	61,670	3,081
	MSCI Inc. Class A	14,181	2,820
*	Enova International Inc.	122,027	2,785
	East West Bancorp Inc.	55,750	2,674
*	NMI Holdings Inc. Class A	94,638	2,448
	Enterprise Financial Services Corp.	56,826	2,317
	LegacyTexas Financial Group Inc.	44,858	1,677
*	Cowen Inc. Class A	113,124	1,639
	Walker & Dunlop Inc.	30,062	1,531
*,^	Health Insurance Innovations Inc. Class A	38,051	1,021
	Independent Bank Corp.	12,249	992
	Santander Consumer USA Holdings Inc.	41,189	870
*	Regional Management Corp.	34,908	853
	BrightSphere Investment Group plc	49,034	665
*	Ambac Financial Group Inc.	28,472	516
	WSFS Financial Corp.	12,229	472
*	On Deck Capital Inc.	74,543	404
			96,534
Health Care (19.2%)
	STERIS plc	141,109	18,066
*	Syneos Health Inc.	247,617	12,817
*	Veeva Systems Inc. Class A	98,378	12,480
*	DexCom Inc.	102,917	12,257
*	Ionis Pharmaceuticals Inc.	145,460	11,807
*	Nevro Corp.	178,923	11,184
	Cooper Cos. Inc.	33,195	9,831
*	Medidata Solutions Inc.	126,805	9,287
*	MEDNAX Inc.	339,898	9,235
*	Prestige Consumer Healthcare Inc.	304,856	9,118
*	Quidel Corp.	132,819	8,696
*	Amedisys Inc.	61,443	7,573
*	Charles River Laboratories International Inc.	51,992	7,552
*	Axogen Inc.	353,173	7,438
*	Catalent Inc.	183,214	7,437
*	PRA Health Sciences Inc.	67,074	7,398
	Chemed Corp.	22,657	7,252
*	Exact Sciences Corp.	81,540	7,063
*	Spectrum Pharmaceuticals Inc.	629,259	6,727
	Encompass Health Corp.	114,390	6,680
*	Neurocrine Biosciences Inc.	75,721	6,671
*	Masimo Corp.	47,651	6,589
*	Tenet Healthcare Corp.	225,518	6,504
*	Genomic Health Inc.	91,753	6,427
*	HealthEquity Inc.	85,696	6,340
*	Immunomedics Inc.	316,118	6,073
*	Heron Therapeutics Inc.	238,857	5,838
*	Array BioPharma Inc.	239,035	5,828
*	Integra LifeSciences Holdings Corp.	103,706	5,778
*	Insulet Corp.	60,730	5,775
*	Integer Holdings Corp.	74,916	5,650
*	Agios Pharmaceuticals Inc.	82,081	5,536
	Bruker Corp.	139,280	5,354

*	Alkermes plc	145,887	5,323
*	Revance Therapeutics Inc.	329,942	5,200
*	Ironwood Pharmaceuticals Inc. Class A	371,180	5,022
*	Medpace Holdings Inc.	84,186	4,964
*	Acorda Therapeutics Inc.	367,609	4,886
*	ICU Medical Inc.	19,212	4,598
*	Tandem Diabetes Care Inc.	62,434	3,965
*	Mettler-Toledo International Inc.	5,291	3,825
*	Halozyme Therapeutics Inc.	235,715	3,795
*	Endo International plc	470,202	3,776
*	Enanta Pharmaceuticals Inc.	37,745	3,605
*	Akebia Therapeutics Inc.	430,414	3,525
*	Inogen Inc.	35,595	3,395
*	Tivity Health Inc.	190,195	3,340
*	MacroGenics Inc.	183,017	3,291
*	IQVIA Holdings Inc.	22,260	3,202
*	Pacira Pharmaceuticals Inc.	82,412	3,137
*,^	*,^ Viking Therapeutics Inc.	313,575	3,117
	Ensign Group Inc.	59,978	3,070
*	Molina Healthcare Inc.	21,130	3,000
*	STAAR Surgical Co.	83,453	2,853
*,^	DBV Technologies SA ADR	363,046	2,799
*	Assertio Therapeutics Inc.	528,241	2,678
*	Surmodics Inc.	60,427	2,627
*	CorVel Corp.	37,045	2,417
*	Haemonetics Corp.	26,007	2,275
*	CareDx Inc.	64,999	2,049
*	Precision BioSciences Inc.	113,749	2,042
*	Align Technology Inc.	6,677	1,898
*	NanoString Technologies Inc.	77,921	1,865
*	Biohaven Pharmaceutical Holding Co. Ltd.	33,888	1,744
*	Horizon Pharma plc	65,347	1,727
*	Alder Biopharmaceuticals Inc.	125,778	1,717
*	Myriad Genetics Inc.	49,499	1,643
*	Vericel Corp.	85,822	1,503
*	Natera Inc.	71,731	1,479
	LeMaitre Vascular Inc.	45,977	1,425
*	FibroGen Inc.	25,916	1,409
	US Physical Therapy Inc.	13,305	1,397
*	Sangamo Therapeutics Inc.	145,856	1,391
	Luminex Corp.	60,247	1,386
*,^	Insys Therapeutics Inc.	279,254	1,290
	Phibro Animal Health Corp. Class A	32,100	1,059
*	Voyager Therapeutics Inc.	52,426	1,003
*,^	Arrowhead Pharmaceuticals Inc.	51,530	946
*	BioTelemetry Inc.	13,893	870
*	Invitae Corp.	36,756	861
*	Pieris Pharmaceuticals Inc.	243,036	814
*	Akorn Inc.	229,680	808
*	Jounce Therapeutics Inc.	126,213	783
*	Endologix Inc.	112,390	743
*	REGENXBIO Inc.	11,102	636
*	CytomX Therapeutics Inc.	56,673	609
*	Orthofix Medical Inc.	10,615	599
*	NewLink Genetics Corp.	302,850	585
*	Vanda Pharmaceuticals Inc.	31,326	576
*	ArQule Inc.	118,300	567

*	Ligand Pharmaceuticals Inc.	4,176	525
*	ImmunoGen Inc.	191,721	520
*	Collegium Pharmaceutical Inc.	34,025	515
*	MannKind Corp.	244,181	481
*	Reata Pharmaceuticals Inc. Class A	5,520	472
*,^	Inovio Pharmaceuticals Inc.	125,905	470
*	Karyopharm Therapeutics Inc.	63,415	370
*,^	Novavax Inc.	638,446	352
*,^	Conatus Pharmaceuticals Inc.	152,005	164
			403,239
Industrials (21.5%)
*	Sensata Technologies Holding plc	547,557	24,651
*	Clean Harbors Inc.	327,364	23,416
	MSC Industrial Direct Co. Inc. Class A	267,814	22,151
*	TriNet Group Inc.	359,169	21,457
*	Kirby Corp.	281,191	21,120
*	Middleby Corp.	152,992	19,894
	Kennametal Inc.	429,267	15,776
	John Bean Technologies Corp.	161,834	14,871
	HEICO Corp. Class A	172,919	14,536
	Allegion plc	159,294	14,450
	ABM Industries Inc.	374,121	13,599
	Tennant Co.	198,667	12,335
	Heartland Express Inc.	610,572	11,772
	Woodward Inc.	116,841	11,087
	Forward Air Corp.	171,085	11,074
	Multi-Color Corp.	203,963	10,176
	Lennox International Inc.	36,852	9,744
	Allison Transmission Holdings Inc.	191,969	8,623
	Robert Half International Inc.	128,915	8,400
	Spirit AeroSystems Holdings Inc. Class A	90,512	8,285
	Armstrong World Industries Inc.	103,669	8,233
	Ritchie Bros Auctioneers Inc.	212,602	7,228
*	Generac Holdings Inc.	135,861	6,960
*	Cimpress NV	77,594	6,218
	Huntington Ingalls Industries Inc.	28,562	5,918
*	Aerojet Rocketdyne Holdings Inc.	165,218	5,870
*	HD Supply Holdings Inc.	132,034	5,724
*	Harsco Corp.	271,000	5,463
	Wabtec Corp.	74,069	5,460
	Kforce Inc.	154,938	5,441
	Matson Inc.	142,833	5,155
	Hillenbrand Inc.	118,380	4,916
*	Aerovironment Inc.	67,842	4,641
*	Evoqua Water Technologies Corp.	356,693	4,487
	ArcBest Corp.	145,013	4,465
	EMCOR Group Inc.	60,466	4,419
*	Proto Labs Inc.	39,979	4,203
*	Continental Building Products Inc.	169,153	4,193
*	Meritor Inc.	189,512	3,857
	Comfort Systems USA Inc.	71,043	3,722
*	Atkore International Group Inc.	165,571	3,565
	IDEX Corp.	22,626	3,433
	Korn Ferry	69,432	3,109
	Global Brass & Copper Holdings Inc.	80,156	2,761
	Albany International Corp.	36,986	2,648
*	TrueBlue Inc.	111,653	2,639

MSA Safety Inc.	25,464	2,633
* Hub Group Inc. Class A	59,244	2,420
Exponent Inc.	36,900	2,130
Rush Enterprises Inc. Class A	49,949	2,088
* Herc Holdings Inc.	48,809	1,903
* Milacron Holdings Corp.	158,265	1,792
* Echo Global Logistics Inc.	68,553	1,699
Federal Signal Corp.	64,775	1,684
* Gardner Denver Holdings Inc.	49,885	1,387
Systemax Inc.	60,482	1,369
* Vicor Corp.	42,086	1,306
* Gates Industrial Corp. plc	72,513	1,040
Graco Inc.	20,335	1,007
Advanced Drainage Systems Inc.	36,791	948
* SP Plus Corp.	27,652	943
Kimball International Inc. Class B	64,327	910
McGrath RentCorp	15,529	878
National Presto Industries Inc.	6,597	716
Barrett Business Services Inc.	8,899	688
* NCI Building Systems Inc.	105,965	653
* YRC Worldwide Inc.	82,602	553
		450,892
Information Technology (25.0%)
* Trimble Inc.	675,135	27,275
CDW Corp.	280,406	27,023
LogMeIn Inc.	316,660	25,364
* 2U Inc.	263,637	18,679
SS&C Technologies Holdings Inc.	264,226	16,829
j2 Global Inc.	193,740	16,778
* Advanced Micro Devices Inc.	565,566	14,433
* SolarWinds Corp.	721,357	14,081
* ON Semiconductor Corp.	684,151	14,073
* Cadence Design Systems Inc.	210,937	13,397
* Fortinet Inc.	149,055	12,516
* Cornerstone OnDemand Inc.	227,552	12,465
* Zebra Technologies Corp.	57,216	11,988
* GoDaddy Inc. Class A	150,888	11,345
Switch Inc.	1,074,418	11,077
Presidio Inc.	745,147	11,028
Belden Inc.	204,817	10,999
Booz Allen Hamilton Holding Corp. Class A	181,589	10,558
* Carbonite Inc.	416,503	10,333
* Gartner Inc.	62,133	9,424
* HubSpot Inc.	49,198	8,177
* Five9 Inc.	151,502	8,004
* Euronet Worldwide Inc.	55,983	7,983
* Workiva Inc.	154,834	7,850
* Manhattan Associates Inc.	138,886	7,654
Science Applications International Corp.	98,694	7,595
* New Relic Inc.	74,999	7,402
* Appfolio Inc.	92,956	7,381
Sabre Corp.	342,929	7,335
* FireEye Inc.	416,688	6,996
* Atlassian Corp. plc Class A	61,363	6,897
* CyberArk Software Ltd.	57,083	6,796
* Cardtronics plc Class A	189,982	6,760
MAXIMUS Inc.	92,411	6,559

*	Fair Isaac Corp.	23,698	6,437
*	Box Inc.	332,033	6,412
*	Synaptics Inc.	154,797	6,153
	Ubiquiti Networks Inc.	40,144	6,010
*	Nuance Communications Inc.	319,280	5,405
	Broadridge Financial Solutions Inc.	51,063	5,295
*	Zendesk Inc.	60,647	5,155
*	Lattice Semiconductor Corp.	429,208	5,120
*	3D Systems Corp.	474,070	5,101
*	RealPage Inc.	82,865	5,029
*	Nanometrics Inc.	147,309	4,549
*	ChannelAdvisor Corp.	357,097	4,349
*,^	Elastic NV	53,332	4,260
*	Diodes Inc.	118,487	4,112
*	RingCentral Inc. Class A	33,419	3,603
*	Nutanix Inc.	83,029	3,134
*	SPS Commerce Inc.	26,304	2,790
*	Unisys Corp.	223,141	2,604
*	eGain Corp.	237,928	2,486
*	EPAM Systems Inc.	13,779	2,330
*	Fitbit Inc. Class A	388,595	2,300
*	MaxLinear Inc.	83,002	2,119
*	SMART Global Holdings Inc.	107,646	2,067
*	Endurance International Group Holdings Inc.	280,425	2,033
*	Trade Desk Inc. Class A	9,975	1,975
*	Teradata Corp.	41,211	1,799
*	Cirrus Logic Inc.	41,396	1,742
*	Benefitfocus Inc.	33,134	1,641
*	Twilio Inc. Class A	12,619	1,630
	TTEC Holdings Inc.	44,006	1,594
*	Immersion Corp.	188,367	1,588
	EVERTEC Inc.	44,889	1,248
*	ePlus Inc.	12,058	1,068
*	Extreme Networks Inc.	136,872	1,025
*	Avid Technology Inc.	137,266	1,023
*	Insight Enterprises Inc.	18,422	1,014
*,^	SunPower Corp. Class A	151,777	988
*	Virtusa Corp.	15,286	817
*	Control4 Corp.	44,904	760
*	Tenable Holdings Inc.	23,348	739
*	A10 Networks Inc.	98,231	696
*	Altair Engineering Inc. Class A	13,722	505
*	PFSweb Inc.	73,268	382
			524,141
Materials (2.9%)
	Graphic Packaging Holding Co.	1,149,020	14,512
	Sealed Air Corp.	174,654	8,045
	Avery Dennison Corp.	63,509	7,176
	Louisiana-Pacific Corp.	243,885	5,946
	Huntsman Corp.	154,018	3,464
	Greif Inc. Class A	75,215	3,103
	Chemours Co.	80,510	2,992
	Packaging Corp. of America	29,162	2,898
*	Verso Corp.	133,283	2,855
	Quaker Chemical Corp.	11,210	2,246
	Myers Industries Inc.	114,519	1,959
	Royal Gold Inc.	20,664	1,879

* Livent Corp.			66,357	815
* Kraton Corp.			24,000	772
* AdvanSix Inc.			20,190	577
WR Grace & Co.			6,929	541
Compass Minerals International Inc.			9,804	533
Steel Dynamics Inc.			13,532	477
PolyOne Corp.			13,785	404
				61,194
Other (0.0%)
*,§ NuPathe Inc. CVR			345,900	—

Real Estate (1.5%)
Omega Healthcare Investors Inc.			156,164	5,958
National Storage Affiliates Trust			158,890	4,530
Life Storage Inc.			37,362	3,634
National Health Investors Inc.			41,852	3,287
EastGroup Properties Inc.			27,669	3,089
Tanger Factory Outlet Centers Inc.			131,123	2,751
RMR Group Inc. Class A			29,412	1,793
Essential Properties Realty Trust Inc.			78,375	1,530
Kennedy-Wilson Holdings Inc.			71,027	1,519
^ Pennsylvania REIT			180,075	1,133
Gaming and Leisure Properties Inc.			28,205	1,088
Universal Health Realty Income Trust			14,155	1,072
Taubman Centers Inc.			19,045	1,007
				32,391
Utilities (0.2%)
NRG Energy Inc.			112,162	4,765
Total Common Stocks (Cost $1,877,645)				1,999,745
	Coupon
Temporary Cash Investments (5.8%)1
Money Market Fund (4.9%)
2,3 Vanguard Market Liquidity Fund	2.554%		1,017,922	101,812

		Maturity Date	Face Amount ($000)

U.S. Government and Agency Obligations (0.9%)
4 United States Treasury Bill	2.474%–2.479%	5/9/19	8,500	8,479
4 United States Treasury Bill	2.497%	5/23/19	10,000	9,966
4 United States Treasury Bill	2.480%	9/5/19	400	396
				18,841
Total Temporary Cash Investments (Cost $120,643)				120,653
Total Investments (101.1%) (Cost $1,998,288)				2,120,398
Other Assets and Liabilities-Net (-1.1%)3				(22,648)
Net Assets (100%)				2,097,750
* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $15,312,000.
§ Security value determined using significant unobservable inputs.
1 The portfolio invests a portion of its cash reserves in equity markets through the use of index futures contracts.
After giving effect to futures investments, the portfolio's effective common stock and temporary cash investment positions represent 99.1% and 2.0%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2019	1,021	78,811	645

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the portfolio's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The portfolio uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The portfolio may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the portfolio and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the portfolio trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the portfolio's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

3 Includes $16,315,000 of collateral received for securities on loan.
4 Securities with a value of $3,934,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Small Company Growth Portfolio

C. Various inputs may be used to determine the value of the portfolio's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the portfolio's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the portfolio's investments as of March 31, 2019, based on the inputs used to value them:
	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,999,745	—	—
Temporary Cash Investments	101,812	18,841	—
Futures Contracts—Assets[1]	185	—	—
Total	2,101,742	18,841	—
1 Represents variation margin on the last day of the reporting period.